Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of future minimum rental payments
The following is a schedule of future minimum rental payments as of December 31, 2021, under Company’s sub-lease
for the properties located in Los Angeles, California signed with PCJW, the entity controlled by the Company’s founders (in thousands):

Year	Related-Party Commitment
2022	$335
2023	339
2024	295
2025	309
Thereafter	—

Total minimum lease payments	$1,278

Less: imputed interest	(214)

Total lease liabilities	$1,064